Consolidated Statement of Changes in Shareholders' Equity (Consolidated) - BRL (R$) R$ in Thousands	Paid-in Capital	Capital Reserve [Member]	Earnings Reserve [Member]	Retained Earnings (Accumulated Losses) [Member]	Other Comprehensive Income [Member]	Shareholders' Equity [Member]	Non-Controlling Interests [Member]	Total
Beginning balance at Dec. 31, 2015	R$ 4,540,000	R$ 30	R$ 0	R$ (367,214)	R$ 1,790,693	R$ 5,963,509	R$ 1,127,779	R$ 7,091,288
Total comprehensive income				(934,747)	1,165,766	231,019	81,689	312,708
Profit (loss) for the year				(934,747)		(934,747)	81,689	(853,058)
Other comprehensive income					1,165,766	1,165,766		1,165,766
Cumulative translation adjustments for the period					(486,890)	(486,890)		(486,890)
Actuarial gain/(loss) on defined benefit pension plan, net of taxes					(221,949)	(221,949)		(221,949)
Gain/(Loss) on available-for-sale assets, net of taxes					711,942	711,942		711,942
Gain/(loss) on percentage change in investments					1,299	1,299		1,299
Gain/(loss) on cash flow hedge accounting, net of taxes					1,083,412	1,083,412		1,083,412
Gain/(loss) on hedge of net investments in foreign subsidiaries					77,952	77,952		77,952
Internal changes in shareholders' equity							(19,475)	(19,475)
Non-controlling interests in subsidiaries							(19,475)	(19,475)
Ending balance at Dec. 31, 2016	4,540,000	30	0	(1,301,961)	2,956,459	6,194,528	1,189,993	7,384,521
Ajusted opening balances	4,540,000	30	0	(1,301,961)	2,956,459	6,194,528	1,189,993	7,384,521
Total comprehensive income				10,272	822,573	832,845	100,957	933,802
Profit (loss) for the year				10,272	0	10,272	100,957	111,229
Other comprehensive income				0	822,573	822,573	0	822,573
Cumulative translation adjustments for the period					170,342	170,342	0	170,342
Actuarial gain/(loss) on defined benefit pension plan, net of taxes					(204,107)	(204,107)	0	(204,107)
Gain/(Loss) on available-for-sale assets, net of taxes					847,849	847,849	0	847,849
Gain/(loss) on percentage change in investments					2,814	2,814	0	2,814
Gain/(loss) on cash flow hedge accounting, net of taxes					41,153	41,153	0	41,153
Gain/(loss) on hedge of net investments in foreign subsidiaries					(39,383)	(39,383)	0	(39,893)
Gain/(loss) on business combination					4,415	4,415	0	4,415
Internal changes in shareholders' equity							(30,094)	(30,094)
Non-controlling interests in subsidiaries							(30,094)	(30,094)
Ending balance at Dec. 31, 2017	4,540,000	30	0	(1,291,689)	3,779,032	7,027,373	1,260,856	8,288,229
Beginning balance at Dec. 31, 2017	4,540,000	30	0	(1,291,689)	3,779,032	7,027,373	1,260,856	8,288,229
Ajusted opening balances	4,540,000	30	0	(1,291,689)	3,779,032	7,027,373	1,260,856	8,288,229
Capital transactions with shareholders		32,690	180,712	(898,332)		(684,930)	0	(684,930)
Sales of treasury shares			180,712			180,712	0	180,712
Dividends				(898,332)		(898,332)	0	(898,332)
Profit on disposal of shares		32,690				32,690	0	32,690
Total comprehensive income				5,074,136	(2,713,844)	2,360,292	126,447	2,486,739
Profit (loss) for the year				5,074,136		5,074,136	126,447	5,200,583
Other comprehensive income					(2,713,844)	(2,713,844)	0	(2,713,844)
Cumulative translation adjustments for the period					(87,101)	(87,101)	0	(87,101)
Actuarial gain/(loss) on defined benefit pension plan, net of taxes					1,316	1,316	0	1,316
Gain/(Loss) on available-for-sale assets, net of taxes					(1,559,680)	(1,559,680)	0	(1,559,680)
Gain/(loss) on percentage change in investments					(105)	(105)	0	(105)
Gain/(loss) on cash flow hedge accounting, net of taxes					(1,045,771)	(1,045,771)	0	(1,045,771)
Gain/(loss) on hedge of net investments in foreign subsidiaries					(21,852)	(21,852)	0	(21,852)
Gain/(loss) on business combination					(651)	(651)	0	(651)
Constitution of reserves			2,884,115	(2,884,115)
Non-controlling interests in subsidiaries							(76,598)	(76,598)
Ending balance at Dec. 31, 2018	R$ 4,540,000	R$ 32,720	R$ 3,064,827	R$ 0	R$ 1,065,188	R$ 8,702,735	R$ 1,310,705	R$ 10,013,440